BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2023		2022		2021
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$0	0.00%	$0	0.00%	$51,203	0.01%
FHLB borrowings	800,000	5.47%	1,130,000	4.58%	225,000	0.18%
Other short-term borrowings	137,814	5.33%	157,156	4.33%	20,000	1.90%
Total	$937,814	5.45%	$1,287,156	4.55%	$296,203	0.27%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$15,583	5.25%	$29,526	1.42%	$160,967	0.07%
FHLB borrowings	845,666	5.25%	672,928	2.37%	43,371	0.20%
Other short-term borrowings	158,221	5.18%	115,041	2.38%	165	1.92%
Total	$1,019,470	5.24%	$817,495	2.34%	$204,503	0.10%

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2023		2022
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Subordinated debt	$314,163	5.60%	$313,705	5.48%
Unamortized debt issuance costs	(1,613)	n/a	(1,998)	n/a
Notes issued in conjunction with acquisition of property and equipment	29,179	4.40%	32,492	4.44%
Capital lease liability	1,611	3.84%	1,698	3.82%
Capital loan with municipality	775	0.00%	775	0.00%
Total long-term debt	$344,115	5.51%	$346,672	5.40%

Schedule of Maturities of Long-term Debt [Table Text Block]	As of December 31, 2023, First Financial's long-term debt matures as follows:

(Dollars in thousands)	Long-term debt
2024	$6,773
2025	2,988
2026	5,355
2027	6,579
2028	2,620
Thereafter	319,800
Total	$344,115